Equity (Details) - USD ($)					6 Months Ended
		Jun. 09, 2025	May 22, 2025	Jan. 03, 2025	Jun. 30, 2025	Jul. 31, 2025	Dec. 31, 2024
Equity [Line Items]
Aggregate ordinary shares			1,400,000
Re-designated ordinary shares						15,900,000
Percentage of statutory surplus reserve					10.00%
Statutory reserves (in Dollars)					$ 361,083		$ 361,083
PRC GAAP [Member]
Equity [Line Items]
Percentage of statutory surplus reserve					50.00%
Statutory reserves (in Dollars)					$ 361,083		$ 361,083
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares					15,000,000
Ordinary shares	[1]				350,000,000		350,000,000
Par value (in Dollars per share)	[1]				$ 0.0001		$ 0.0001
Re-designated ordinary shares						3,400,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares	[1]				150,000,000		150,000,000
Par value (in Dollars per share)	[1]				$ 0.0001		$ 0.0001
Re-designated ordinary shares						12,500,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares		500,000,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares	[2]				2,000,000
Aggregate ordinary shares	[2]				1,400,000
Ordinary shares		350,000,000
Par value (in Dollars per share)		$ 0.0001
Vote per share		1
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares	[2]
Aggregate ordinary shares	[2]
Ordinary shares		150,000,000
Par value (in Dollars per share)		$ 0.0001
Vote per share		20
Ordinary Shares [Member] | IPO [Member]
Equity [Line Items]
Ordinary shares				2,000,000
Per share (in Dollars per share)				$ 4

[1]	The shares are presented on a retrospective basis.
[2]	The shares are presented on a retrospective basis.